Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Trademark right	$9,977	$9,694
Copyright	203	209
Patent right	70,197	72,169
Subtotal	80,377	82,072
Less: accumulated amortization	(33,283)	(26,003)
Intangible asset, net	$47,094	$56,069

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2025	$7,996
Fiscal year 2026	7,996
Fiscal year 2027	7,946
Fiscal year 2028	7,396
Fiscal year 2029	6,480
Thereafter	9,280
Total	$47,094